Putnam Short-Term Municipal Income Fund
The fund's portfolio
8/31/21 (Unaudited)
Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
FHA Insd. — Federal Housing Administration Insured
FNMA Coll. — Federal National Mortgage Association Collateralized
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corporation
PSFG — Permanent School Fund Guaranteed
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 0.02% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (98.6%)(a)
	Rating(RAT)	Principal amount	Value
Alabama (1.2%)
AL State Special Care Fac. Fin. Auth. Mandatory Put Bonds (11/1/22), (Ascension Health Credit Group), Ser. 06C-1, 1.85%, 11/15/46	AA+	$500,000	$509,974
Black Belt Energy Gas Dist., Gas Supply Mandatory Put Bonds (7/1/22), Ser. A, 4.00%, 8/1/47	Aa2	150,000	154,081

			664,055
Arizona (0.2%)
Glendale, Indl. Dev. Auth. Sr. Living Fac. Rev. Bonds, (Royal Oaks Life Care Cmnty.), 4.00%, 5/15/22	BBB-/F	100,000	102,152
Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds, (Great Hearts Academies), 3.75%, 7/1/24	BBB-	5,000	5,260

			107,412
California (13.1%)
CA Hlth. Fac. Fin. Auth. Rev. Bonds, (Adventist Hlth. Syst./West Oblig. Group), Ser. A, 4.00%, 3/1/43	A	230,000	242,151
CA Muni. Fin. Auth. Rev. Bonds, (Channing House), Ser. A, 5.00%, 5/15/23	AA-	650,000	704,374
CA State Charter School Fin. Auth. 144A Rev. Bonds, (Summit Pub. Schools), 5.00%, 6/1/22	Baa3	105,000	108,578
CA State Enterprise Dev. Auth. Student Hsg. Rev. Bonds, (Provident Group-SDSU Properties, LLC), Ser. A
5.00%, 8/1/26	Baa3	100,000	120,519
5.00%, 8/1/24	Baa3	100,000	112,970
5.00%, 8/1/22	Baa3	50,000	52,190
CA State Infrastructure & Econ. Dev. Bank
Mandatory Put Bonds (4/1/22), (J. Paul Getty Trust (The)), Ser. A-2, 0.397%, 10/1/47	Aaa	500,000	500,110
Mandatory Put Bonds (8/1/24), (CA Academy of Sciences), 0.37%, 8/1/47	A2	1,000,000	1,002,220
CA State Muni. Fin. Auth Mobile Home Park Rev. Bonds, (Caritas Affordable Housing, Inc.), Ser. A, 5.00%, 8/15/23	A-	510,000	552,859
CA State Muni. Fin. Auth. Rev. Bonds, (HumanGood Oblig. Group), Ser. A, 4.00%, 10/1/30	A-/F	165,000	190,228
CA State Tobacco Securitization Agcy. Rev. Bonds, (Gold Country Settlement Funding Corp.), Ser. A, 5.00%, 6/1/23	A	1,025,000	1,108,950
Fontana, Special Tax, (Cmnty. Fac. Dist. No. 85), 3.00%, 9/1/23	BB+/P	250,000	260,861
Port of Oakland Rev. Bonds
5.00%, 5/1/28	A2	500,000	629,405
1.181%, 5/1/25	A1	600,000	606,001
San Bernardino Cnty., FRB, Ser. C, 0.326%, 8/1/23	AA+	250,000	247,533
San Juan, Unified School Dist. G.O. Bonds, Ser. B, 5.00%, 8/1/23 (Prerefunded 8/1/22)	Aa2	100,000	104,494
U. of CA VRDN Rev. Bonds, Ser. AL-4, 0.01%, 5/15/48	VMIG 1	750,000	750,000

			7,293,443
Colorado (2.9%)
E-470 Pub. Hwy. Auth. Mandatory Put Bonds (9/1/24), Ser. B, 0.384%, 9/1/39	A2	1,000,000	1,001,915
High Plains Co. Metro. Dist. G.O. Bonds, NATL, 4.00%, 12/1/21	A2	150,000	151,309
Regl. Trans. Dist. Rev. Bonds, (Denver Transit Partners, LLC)
5.00%, 7/15/25	Baa2	160,000	186,491
5.00%, 7/15/24	Baa2	100,000	112,819
Southlands, Metro. Dist. No. 1 G.O. Bonds, Ser. A-1, 3.00%, 12/1/22	Ba1	39,000	39,590
U. of CO Hosp. Auth. Mandatory Put Bonds (3/1/22), (UCHA Oblig. Group.), Ser. C-2, 5.00%, 11/15/38	AA	100,000	100,918

			1,593,042
Connecticut (5.1%)
CT State Hlth. & Edl. Fac. Auth. Rev. Bonds, (Stamford Hosp. Oblig. Group (The))
Ser. M, 5.00%, 7/1/27(FWC)	BBB+	250,000	298,409
Ser. M, 5.00%, 7/1/26(FWC)	BBB+	200,000	232,932
Ser. M, 5.00%, 7/1/25(FWC)	BBB+	150,000	169,820
Ser. L-1, 4.00%, 7/1/25	BBB+	600,000	678,484
Ser. L-1, 4.00%, 7/1/24	BBB+	500,000	550,274
CT State Hsg. Fin. Auth. Rev. Bonds
Ser. D2, 3.00%, 5/15/24	Aaa	600,000	627,348
Ser. G, 2.75%, 5/15/26	Aaa	235,000	238,094

			2,795,361
District of Columbia (0.9%)
DC Rev. Bonds
(D.C. Intl. School), 5.00%, 7/1/27	BBB	300,000	364,431
(KIPP DC), 5.00%, 7/1/23	BBB+	100,000	108,233

			472,664
Florida (6.7%)
FL State Dev. Fin. Corp. Ed. Fac. Rev. Bonds, (Nova Southeastern U., Inc.), 5.00%, 4/1/29	A-	150,000	190,885
FL State Muni. Pwr. Agcy. Rev. Bonds, (St. Lucie), Ser. B, 5.00%, 10/1/27(FWC)	A2	1,050,000	1,248,912
Jacksonville, Port Auth. Rev. Bonds, 4.50%, 11/1/32 (Prerefunded 11/1/22)	A2	855,000	893,508
Miami-Dade Cnty., Mandatory Put Bonds (7/1/24), (Waste Management, Inc.), Ser. B, 0.395%, 11/1/48	A-	1,000,000	1,000,244
St. John's Cnty., Indl. Dev. Auth. Rev. Bonds, (Life Care Ponte Vedra Oblig. Group), Ser. A
4.00%, 12/15/28	BB+/F	200,000	229,768
4.00%, 12/15/22	BB+/F	110,000	114,277

			3,677,594
Georgia (2.0%)
Burke Cnty., Dev. Auth. Poll. Control Mandatory Put Bonds (2/3/25), (Oglethorpe Pwr. Corp.), 1.50%, 1/1/40	Baa1	300,000	309,541
Main Street Natural Gas, Inc. Gas Supply Mandatory Put Bonds (9/1/23), Ser. B, 0.814%, 4/1/48	Aa2	800,000	804,067

			1,113,608
Hawaii (0.5%)
HI State Harbor Syst. Rev. Bonds, Ser. B, 0.90%, 7/1/23	Aa3	250,000	250,431

			250,431
Illinois (9.8%)
Chicago, G.O. Bonds, Ser. A, 5.00%, 1/1/22	BBB+	250,000	253,842
Chicago, Board of Ed. G.O. Bonds, Ser. E, 5.00%, 12/1/21	BB	100,000	101,148
Chicago, Waste Wtr. Transmission Rev. Bonds, 5.00%, 1/1/23	A	200,000	203,170
IL State G.O. Bonds
Ser. A, 5.00%, 10/1/24	Baa2	500,000	568,511
Ser. A, 5.00%, 3/1/24	Baa2	800,000	891,137
Ser. D, 5.00%, 11/1/21	Baa2	450,000	453,559
4.00%, 8/1/25	Baa2	225,000	232,234
IL State Fin. Auth.
Mandatory Put Bonds (11/15/24), (OSF Hlth. Care Syst. Oblig. Group), Ser. B-1, 5.00%, 5/15/50	A	500,000	562,125
Mandatory Put Bonds (9/1/22), (Field Museum of Natural History), 0.565%, 11/1/34	A2	490,000	490,049
IL State Fin. Auth. Rev. Bonds
(Presbyterian Homes Oblig. Group), Ser. A, 5.00%, 11/1/23	A-/F	75,000	82,284
(U. of Chicago (The)), Ser. A, 5.00%, 10/1/23 (Prerefunded 10/1/21)	Aa2	1,500,000	1,505,930
Northern IL U. Rev. Bonds, Ser. B, BAM, 5.00%, 4/1/22	AA	100,000	102,745

			5,446,734
Iowa (0.5%)
IA State Fin. Auth. Solid Waste Fac. Mandatory Put Bonds (4/1/24), (Gevo NW Iowa RNG, LLC), 1.50%, 1/1/42	Aa3	300,000	302,813

			302,813
Kentucky (1.7%)
KY Bond Dev. Corp. Edl. Fac. Rev. Bonds, (Transylvania U.), Ser. A
5.00%, 3/1/27	A-	160,000	192,302
4.00%, 3/1/25	A-	340,000	375,614
3.00%, 3/1/24	A-	330,000	347,136

			915,052
Louisiana (2.8%)
LA Stadium & Exposition Dist. Rev. Bonds, 4.00%, 7/3/23	BBB+/F	1,000,000	1,054,421
LA State Offshore Term. Auth. Deepwater Port Mandatory Put Bonds (12/1/23), (Loop, LLC), Ser. A, 1.65%, 9/1/33	A3	400,000	406,139
St. John The Baptist Parish Mandatory Put Bonds (7/1/24), (Marathon Oil Corp.), 2.125%, 6/1/37	Baa3	100,000	104,101

			1,564,661
Maryland (2.6%)
Frederick Cnty., Special Tax Bonds, (Oakdale-Lake Linganore), 2.625%, 7/1/24	BB/P	200,000	204,703
MD State G.O. Bonds, Ser. D, 4.00%, 8/1/29(FWC)	Aaa	800,000	961,647
MD State Hlth. & Higher Ed. Fac. Auth. Rev. Bonds, (Stevenson U.), 5.00%, 6/1/29	BBB-	200,000	255,846

			1,422,196
Massachusetts (0.1%)
Lowell, Collegiate Charter School Rev. Bonds, 4.00%, 6/15/24	BB-/P	50,000	52,133
MA State Hsg. Fin. Agcy. Rev. Bonds, Ser. SF-169, 4.00%, 12/1/44	Aa1	25,000	25,802

			77,935
Michigan (3.0%)
Detroit, G.O. Bonds, 5.00%, 4/1/25	Ba3	600,000	681,091
Flint, Hosp. Bldg. Auth. Rev. Bonds, (Hurley Med. Ctr.), Ser. B, 4.75%, 7/1/28	Ba1	560,000	595,475
MI State Fin. Auth. Rev. Bonds, (Tobacco Settlement), Ser. A-1, 2.326%, 6/1/30	A	382,036	398,239

			1,674,805
Minnesota (1.6%)
Duluth, Econ. Dev. Auth. Rev. Bonds, (Benedictine Hlth. Syst. Oblig. Group), Ser. A, 3.00%, 7/1/24	BB/P	200,000	210,617
Duluth, Econ. Dev. Auth. Hlth. Care Fac. Rev. Bonds, (St. Luke's Hosp. of Duluth Oblig. Group), 5.00%, 6/15/27(FWC)	BBB-	535,000	633,177
MN State Res. Hsg. Fin. Agcy. Rev. Bonds, Ser. A, 4.00%, 7/1/38	Aa1	55,000	57,705

			901,499
Mississippi (0.2%)
MS State Bus. Fin. Corp. Rev. Bonds, (System Energy Resources, Inc.), 2.50%, 4/1/22	BBB+	85,000	85,515

			85,515
Missouri (1.6%)
Kansas City, Indl. Dev. Auth. Arpt. Special Oblig. Rev. Bonds, 5.00%, 3/1/26	A2	500,000	597,679
Plaza at Noah's Ark Cmnty. Impt. Dist. Rev. Bonds
3.00%, 5/1/23	B+/P	150,000	153,109
3.00%, 5/1/22	B+/P	125,000	126,116

			876,904
Montana (—%)
MT State Board of Hsg. Rev. Bonds, Ser. A-2, FHA Insd., 3.00%, 12/1/43	Aa1	25,000	25,756

			25,756
Nevada (1.4%)
Clark Cnty., G.O. Bonds, AMBAC, 3.00%, 11/1/35	Aa1	675,000	676,027
Las Vegas, Redev. Agcy. Tax Alloc. Bonds, 5.00%, 6/15/22	BBB+	100,000	103,585

			779,612
New Jersey (5.6%)
Newark, G.O. Bonds, Ser. C, 1.25%, 7/25/22	BBB/P	1,200,000	1,211,031
NJ State Econ. Dev. Auth. Mandatory Put Bonds (6/1/23), (NJ-American Water Co., Inc.), 1.20%, 11/1/34	A1	500,000	505,606
NJ State Econ. Dev. Auth. Rev. Bonds
5.00%, 6/15/23	Baa1	220,000	238,587
5.00%, 6/15/22	Baa1	200,000	207,493
Ser. B, 5.00%, 11/1/21	Baa1	100,000	100,783
(School Fac. Construction), 1.57%, 9/1/27	Baa1	100,000	101,408
NJ State Trans. Trust Fund Auth. Rev. Bonds, Ser. AA, 5.25%, 6/15/30	Baa1	650,000	706,012

			3,070,920
New Mexico (0.8%)
Farmington, Poll. Control Mandatory Put Bonds (6/1/22)
(Pub. Svcs. Co. of NM), Ser. B, 2.125%, 6/1/40	Baa2	100,000	101,341
(Public Service Co. of NM), 1.20%, 6/1/40	Baa2	150,000	150,878
NM State Hosp. Equip. Loan Council First Mtge. Rev. Bonds, (La Vida Expansion), Ser. C, 2.25%, 7/1/23	BB+/F	200,000	200,138

			452,357
New York (10.0%)
Albany, Cap. Resource Corp. Rev. Bonds, (Empire Commons Student Hsg., Inc), 5.00%, 5/1/22	A	500,000	515,179
Hempstead, Union Free School Dist. G.O. Bonds, Ser. A, 1.00%, 6/30/22	A+/P	1,500,000	1,509,240
Long Island, Pwr. Auth. Elec. Syst. Mandatory Put Bonds (9/1/25), Ser. B, 0.85%, 9/1/50	A2	500,000	502,451
NY City, Hsg. Dev. Corp.
Mandatory Put Bonds (7/3/23), Ser. B-2, 2.10%, 11/1/58	AA+	170,000	171,295
Mandatory Put Bonds (7/1/25), Ser. F-2, FHA Isd., 0.60%, 5/1/61	AA+	1,000,000	1,003,742
NY State Dorm. Auth. Rev. Bonds, (St. Joseph's College)
5.00%, 7/1/30	BBB-/F	75,000	94,023
5.00%, 7/1/29	BBB-/F	75,000	92,874
5.00%, 7/1/28	BBB-/F	75,000	91,390
5.00%, 7/1/26	BBB-/F	200,000	234,324
5.00%, 7/1/24	BBB-/F	175,000	194,161
5.00%, 7/1/23	BBB-/F	100,000	107,793
NY State Hsg. Fin. Agcy. Rev. Bonds, (Climate Bond Certified), FNMA Coll., 1.625%, 5/1/23	Aa2	760,000	760,773
NY State Trans. Special Fac. Dev. Corp. Rev. Bonds, (JFK Intl. Arpt. Term. 4, LLC), 5.00%, 12/1/25	Baa1	225,000	264,564

			5,541,809
North Carolina (0.3%)
NC State Med. Care Comm. Hlth. Care Fac. Rev. Bonds, (Lutheran Svcs. for the Aging, Inc. Oblig. Group), 3.00%, 3/1/23	BB/P	150,000	154,742

			154,742
Ohio (2.2%)
Akron Bath Coply Joint Twp. Hosp. Dist. Rev. Bonds, (Summa Hlth. Syst. Oblig. Group)
5.00%, 11/15/27	BBB+/F	180,000	223,027
5.00%, 11/15/25	BBB+/F	255,000	299,550
OH State Higher Edl. Fac. Comm. Rev. Bonds, (U. of Dayton), Ser. 06, AMBAC, 2.451%, 12/1/21	A+	665,000	668,258

			1,190,835
Pennsylvania (4.2%)
Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds, (Allegheny Hlth. Network Oblig. Group), Ser. A, 5.00%, 4/1/22	A	200,000	205,538
Bethlehem, Area School Dist. Auth. Mandatory Put Bonds (11/1/21), 0.552%, 1/1/30	A1	150,000	150,000
Pittsburgh Wtr. & Swr. Auth. Mandatory Put Bonds (12/1/23), Ser. C, AGM, 0.67%, 9/1/40	AA	625,000	630,333
Scranton, School Dist. G.O. Bonds, Ser. 14-R, 0.915%, 4/1/31	A2	945,000	949,403
State Public School Bldg. Auth. Palease Rev. Bonds, (Philadelphia School Dist.), 5.00%, 6/1/23	A2	100,000	107,901
Westmoreland Cnty. Indl. Dev. Auth. Hlth. Syst. Rev. Bonds, (Excela Hlth. Oblig. Group), Ser. A
4.00%, 7/1/23	Baa1	150,000	159,818
4.00%, 7/1/22	Baa1	100,000	103,010

			2,306,003
Puerto Rico (0.2%)
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, Ser. CC, AGM, 5.50%, 7/1/29	AA	55,000	64,850
Cmnwlth. of PR, Infrastructure Fin. Auth. Special Tax Bonds, Ser. C, AMBAC, 5.50%, 7/1/26	BB/P	25,000	27,352

			92,202
Rhode Island (0.2%)
RI Hlth. & Edl. Bldg. Corp. Rev. Bonds, (Lifespan Oblig. Group-Hosp. Fin.), 5.00%, 5/15/22	BBB+	100,000	103,177

			103,177
South Carolina (2.9%)
SC State Pub. Svcs. Auth. Rev. Bonds, (Santee Cooper), Ser. D
5.00%, 12/1/22 (Prerefunded 6/1/22)	A2	50,000	51,829
5.00%, 12/1/22 (Prerefunded 6/1/22)	AAA/P	50,000	51,810
SC Trans. Infrastructure Bank Mandatory Put Bonds (10/1/21), Ser. 03B
U.S. Govt. Coll., 0.517%, 10/1/31 (Prerefunded 10/1/21)	AAA/P	1,475,000	1,475,326
0.514%, 10/1/31	AA-/P	20,000	20,002

			1,598,967
Texas (3.2%)
Central TX Regl. Mobility Auth. Rev. Bonds, Ser. A, 5.00%, 1/1/22	A-	300,000	304,733
Fort Bend, Indpt. School Dist. Mandatory Put Bonds (8/1/26), Ser. B, PSFG, 0.72%, 8/1/51	AAA	1,000,000	1,007,240
SA Energy Acquisition Pub. Fac. Corp. Rev. Bonds, (Gas Supply), 5.50%, 8/1/25	A2	75,000	89,182
Temple, Tax Increment Tax Alloc. Bonds, (Reinvestment Zone No. 1), Ser. A, BAM, 5.00%, 8/1/23	AA	290,000	315,641
TX State Affordable Hsg. Corp. Rev. Bonds, Ser. A, GNMA, 5.25%, 9/1/28	Aaa	70,000	70,189

			1,786,985
Utah (4.6%)
Murray City, Hosp. VRDN, (IHC Hlth. Svcs., Inc.), Ser. C, 0.01%, 5/15/36	A-1+	2,000,000	2,000,000
UT Infrastructure Agcy. Rev. Bonds, Ser. A
3.00%, 10/15/26	BBB-/F	250,000	276,657
3.00%, 10/15/23	BBB-/F	250,000	263,593

			2,540,250
Virginia (1.1%)
VA State College Bldg. Auth. Edl. Fac. Rev. Bonds, Ser. B, 5.00%, 9/1/22 (Escrowed to Maturity)	AA+/P	160,000	167,631
VA State Small Bus. Fin. Auth. Rev. Bonds, (National Sr. Campuses, Inc. Oblig. Group)
5.00%, 1/1/25	A/F	250,000	287,654
5.00%, 1/1/24	A/F	150,000	166,202

			621,487
Washington (5.4%)
Port of Seattle Rev. Bonds, Ser. C, 5.00%, 5/1/24	A1	315,000	353,331
Seattle, Muni. Lt. & Pwr. Mandatory Put Bonds (11/1/26), Ser. B, 0.27%, 5/1/45	Aa2	1,500,000	1,500,686
WA State Hlth. Care Fac. Auth.
Mandatory Put Bonds (7/1/22), (Fred Hutchinson Cancer Research Ctr.), Ser. B, 1.16%, 1/1/42	A+	100,000	100,198
Mandatory Put Bonds (7/3/23), (Fred Hutchinson Cancer Research Ctr.), 1.07%, 1/1/42	A+	1,000,000	1,006,498

			2,960,713

Total municipal bonds and notes (cost $53,917,552)			$54,461,539

SHORT-TERM INVESTMENTS (6.4%)(a)
	Shares	Value
Putnam Short Term Investment Fund Class P 0.08%(AFF)	3,533,997	$3,533,997

Total short-term investments (cost $3,533,997)		$3,533,997
TOTAL INVESTMENTS

Total investments (cost $57,451,549)		$57,995,536

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2020 through August 31, 2021 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "the SEC" represent the Securities and Exchange Commission, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $55,249,634.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 11/30/20	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 8/31/21
	Short-term investments
	Putnam Short Term Investment Fund*	$1,865,119	$32,928,528	$31,259,650	$1,526	$3,533,997

	Total Short-term investments	$1,865,119	$32,928,528	$31,259,650	$1,526	$3,533,997
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(FWC)	Forward commitment, in part or in entirety.
	At the close of the reporting period, the fund maintained liquid assets totaling $3,547,479 to cover the settlement of certain securities.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index, 1 Month US LIBOR or 3 Month US LIBOR rates, which were 0.02%, 0.08% and 0.12%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Healthcare	19.0%
	Local debt	12.3
	Utilities	10.5
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$54,461,539	$—
Short-term investments	—	3,533,997	—

Totals by level	$—	$57,995,536	$—
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com